Stockholders' Equity / Members' Deficit and Noncontrolling Interests - Additional Information (Details)											1 Months Ended	2 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 21, 2025 USD ($) $ / shares shares	Aug. 14, 2024 USD ($) shares	Aug. 08, 2024 USD ($) Vote $ / shares shares	Mar. 04, 2024 USD ($) Vote $ / shares shares	Jan. 09, 2024 shares	Jan. 02, 2024 USD ($) shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 27, 2023 USD ($) $ / shares shares	Dec. 26, 2023 USD ($) $ / shares shares	Jul. 31, 2025	Sep. 30, 2025 $ / shares shares	Mar. 31, 2025 shares	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Mar. 31, 2025 USD ($) shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) Aircraft $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 27, 2023 USD ($) $ / shares shares	May 10, 2024 shares	Mar. 26, 2024 Aircraft
Capital Unit [Line Items]
Total number of shares authorized (in shares)									325,000,000															325,000,000
Preferred stock, shares authorized (in shares)												25,000,000		25,000,000						25,000,000		25,000,000
Preferred stock, par value (in dollars per share) | $ / shares												$ 0.0001		$ 0.0001						$ 0.0001		$ 0.0001
Loss on extinguishment of debt | $														$ 0			$ 0			$ (4,161,000)	$ 0	$ 0	$ 14,843,000
Exercise price (in dollars per share) | $ / shares	$ 0.01			$ 0.01					$ 11.5															$ 11.5
Common stock voting rights																				The holders of Class A Common Stock and Class B Common Stock vote together as a single class on all matters submitted to the stockholders for their vote or approval except as required by law or as provided in the Charter.
Net gain (loss) attributable to noncontrolling interests | $								$ (92,000)						(1,044,000)			(386,000)			$ 653,000	(6,997,000)	$ (7,037,000)	(8,983,000)	$ (8,891,000)
Exchange of ownership interest, number of aircrafts and related entities | Aircraft																						11				7
Total ownership after exchange of ownership interest																						1				1
Gain (loss) on exchange of ownership interest | $														0						0		$ 0
Gain (loss) on extinguishment of debt | $														$ 0			$ 0			$ (4,161,000)	$ 0	$ 0	$ 14,843,000
Public Warrants
Capital Unit [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)									7,066,668															7,066,668	2,521,569
Private Placement Warrants
Capital Unit [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)									4,333,333															4,333,333
Other Debt Payable | Related Party
Capital Unit [Line Items]
Principal and accrued interest | $	$ 4,227,000
December 2023 Promissory Note
Capital Unit [Line Items]
Principal and accrued interest | $	$ 1,000,000
Common Stock | Underwriter | Public Stockholder
Capital Unit [Line Items]
Shares of Class A Common Stock issuable (in shares)										75,000
Preferred Stock
Capital Unit [Line Items]
Preferred stock, shares outstanding (in shares)																						50,510
Preferred stock, shares issued (in shares)																						50,510
Warrant | Private Placement Warrants
Capital Unit [Line Items]
Shares available for resale under the amended underwriting agreement (in shares)																									4,333,333
Common Class A
Capital Unit [Line Items]
Percentage of common stock outstanding				1.50%
Par value (in dollars per share) | $ / shares				$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)							200,000,000	200,000,000	200,000,000			200,000,000		200,000,000						200,000,000		200,000,000	200,000,000	200,000,000
Common stock, issued (in shares)							16,647,529	16,647,529				20,199,586		20,199,586						20,199,586		18,199,586	16,647,529
Common stock, outstanding (in shares)							16,647,529	16,647,529				20,199,586		20,199,586						20,199,586		18,199,586	16,647,529
Number of shares of common stock issued for each common unit redeemed (in shares)												1		1						1		1
Class A Common Stock issuable upon exercise of warrants (in shares)	1,268,100
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Number of shares of common stock issued for each common unit redeemed (in shares)												1		1						1		1
Common Class A | Common Stock
Capital Unit [Line Items]
Common stock, outstanding (in shares)							16,647,529	16,647,529				20,199,586	20,199,586	20,199,586	20,199,586	20,199,586	18,199,586	17,899,586	17,892,021	20,199,586	18,199,586	18,199,586	16,647,529
Stock issued for services (in shares)					73,600				73,600
Common Class A | Common Stock | Underwriter
Capital Unit [Line Items]
Purchase of stock, reimbursement received | $						$ 18,000			$ 800,000															$ 800,000
Common Class A | Common Stock | Underwriter | Public Stockholder
Capital Unit [Line Items]
Shares of Class A Common Stock issuable (in shares)						75,000	75,000			75,000													75,000
Stock sold, consideration received | $										$ 818,000
Exercise price (in dollars per share) | $ / shares										$ 10.9
Common Class B
Capital Unit [Line Items]
Par value (in dollars per share) | $ / shares							$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)							100,000,000	100,000,000	100,000,000			100,000,000		100,000,000						100,000,000		100,000,000	100,000,000	100,000,000
Common stock, issued (in shares)							59,930,000	59,930,000				59,930,000		59,930,000						59,930,000		59,930,000	59,930,000
Common stock, outstanding (in shares)							59,930,000	59,930,000				59,930,000		59,930,000						59,930,000		59,930,000	59,930,000
Number of shares of common stock cancelled for each common unit redeemed (in shares)												1		1						1		1
Common stock, par value (in dollars per share) | $ / shares							$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common Class B | Common Stock
Capital Unit [Line Items]
Common stock, outstanding (in shares)							59,930,000	59,930,000				59,930,000	59,930,000	59,930,000	59,930,000	59,930,000	59,930,000	59,930,000	59,930,000	59,930,000	59,930,000	59,930,000	59,930,000
Common Class A Not Issued to Employees
Capital Unit [Line Items]
Treasury stock (in shares)												1,400		1,400						1,400		1,400
Series A and Series B Preferred Stock
Capital Unit [Line Items]
Preferred stock, shares outstanding (in shares)												54,737		54,737						54,737
Preferred stock, shares issued (in shares)												54,737		54,737						54,737
Series A Preferred Stock
Capital Unit [Line Items]
Preferred stock, shares authorized (in shares)							25,000	25,000				25,000		25,000						25,000		25,000	25,000
Preferred stock, par value (in dollars per share) | $ / shares							$ 0.0001	$ 0.0001				$ 0.0001		$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares outstanding (in shares)							25,000	25,000				25,000		25,000						25,000		25,000	25,000
Preferred stock, shares issued (in shares)							25,000	25,000				25,000		25,000						25,000		25,000	25,000
Number of non-convertible redeemable preferred stock shares available (in shares)				25,000
Accretion of dividends payable | $																				$ 2,187,000		$ 2,097,000
Dividends payable, amount per share (in dollars per share) | $ / shares												$ 87.48		$ 87.48						$ 87.48		$ 83.88
Amortization of discount on temporary equity | $														$ 289,000	$ 274,000	$ 345,000	$ 173,000	$ 341,000	$ 97,000	$ 908,000		$ 1,162,000
Amortization of discount on temporary equity | $														$ 289,000	274,000	345,000	173,000	$ 341,000	$ 97,000	$ 908,000		$ 1,162,000
Series B Preferred Stock
Capital Unit [Line Items]
Preferred stock, shares authorized (in shares)							25,510	25,510				29,737		29,737						29,737		29,737	25,510
Preferred stock, par value (in dollars per share) | $ / shares							$ 0.0001	$ 0.0001				$ 0.0001		$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares outstanding (in shares)							25,510	25,510				29,737		29,737						29,737		29,737	25,510
Preferred stock, shares issued (in shares)							25,510	25,510				29,737		29,737						29,737		29,737	25,510
Amortization of discount on temporary equity | $														$ 80,000	188,000	190,000	47,000					$ 314,000
Exercise price (in dollars per share) | $ / shares												$ 0.01		$ 0.01						$ 0.01		$ 0.01
Debt converted, shares issued (in shares)	4,227
Amortization of discount on temporary equity | $														$ 80,000	$ 188,000	$ 190,000	$ 47,000					$ 314,000
Series B Preferred Stock | As Reported
Capital Unit [Line Items]
Preferred stock, shares authorized (in shares)																						25,510
Preferred stock, shares outstanding (in shares)																						25,510
Preferred stock, shares issued (in shares)																						25,510
Sale of Stock, Tranche One | Common Class A | Common Stock
Capital Unit [Line Items]
Maximum number of shares available for resale (in shares)																									15,545,274
Sale of Stock, Tranche Two | Common Class A | Common Stock
Capital Unit [Line Items]
Maximum number of shares available for resale (in shares)																									4,333,333
Sale of Stock, Tranche Three | Common Class A | Common Stock
Capital Unit [Line Items]
Maximum number of shares available for resale (in shares)																									59,930,000
Private Placement
Capital Unit [Line Items]
Issuance of Series A Penny Warrants | $		$ 5,100,000	$ 20,400,000
Private Placement | Common Stock
Capital Unit [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)			4,000,000
Private Placement | Common Class A
Capital Unit [Line Items]
Par value (in dollars per share) | $ / shares			$ 0.0001
Class A Common Stock issuable upon exercise of warrants (in shares)			5,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001
Private Placement | Series A Preferred Stock
Capital Unit [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001
Initial stated value | $				$ 1,000
Minimum percentage of cash dividends declared on third dividend payment date				43.00%
Percentage of cash dividends on each subsequent dividend payment date				100.00%
Number of votes per share of preferred stock | Vote				1
Private Placement | Series A Preferred Stock | Anniversary Period 1
Capital Unit [Line Items]
Dividend rate				10.00%
Private Placement | Series A Preferred Stock | Anniversary Period 2
Capital Unit [Line Items]
Dividend rate				2.00%
Private Placement | Series A Preferred Stock | Anniversary Period 3
Capital Unit [Line Items]
Dividend rate				14.00%
Private Placement | Series A Preferred Stock | Anniversary Period 4
Capital Unit [Line Items]
Dividend rate				16.00%
Private Placement | Series B Preferred Stock
Capital Unit [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.0001
Number of non-convertible redeemable preferred stock shares available (in shares)			25,510
Initial stated value | $			$ 1,000
Minimum percentage of cash dividends declared on dividend payment date											50.00%	100.00%	50.00%		50.00%
Percentage of cash dividends on each subsequent dividend payment date			100.00%
Conversion price (in dollars per share) | $ / shares			$ 5
Number of votes per share of preferred stock | Vote			1
Number of non-convertible redeemable preferred stock shares available (in shares)		5,102
Warrants unissued (in shares)		1,000,000
Class A Common Stock issuable upon exercise of warrants (in shares)			20,408
Private Placement | Series B Preferred Stock | Anniversary Period 1
Capital Unit [Line Items]
Dividend rate			12.00%
Private Placement | Series B Preferred Stock | Anniversary Period 2
Capital Unit [Line Items]
Dividend rate			16.00%
Private Placement | Series B Preferred Stock | Anniversary Period 3
Capital Unit [Line Items]
Dividend rate			20.00%